Discontinued operations - Additional Information (Details) - USD ($)	4 Months Ended	12 Months Ended
	Jun. 27, 2025	Dec. 31, 2025
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposal of subsidiary	$ 12,862,936	$ 61,130
Loss from discontinued operations	(13,923,516)	(13,923,516)
Current assets of discontinued operations (Note 14)		182,128
Non-current assets of discontinued operations (Note 14)		$ 169,863
Americana Liberty LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposal of subsidiary	(12,862,936)
Loss from discontinued operations	(13,923,516)
Purchase consideration to be paid no later than June 30, 2026	190,799
Purchase consideration to be paid o later than March 31, 2027	$ 190,799
Discount rate	10.00%
Current assets of discontinued operations (Note 14)	$ 182,128
Non-current assets of discontinued operations (Note 14)	$ 169,863